Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 1,246,285	$ 2,268,717
Cost of Revenue	(371,488)	(539,281)
Gross profit	874,797	1,729,436
Selling and marketing expenses	(3,686)	(17,282)
General and administrative expenses	(1,111,748)	(1,184,973)
Operating (loss) income	(240,637)	527,181
Other income (expenses), net	15,244	12,026
(Loss) Income before income taxes	(225,393)	539,207
Income tax expenses	(15,187)	(165,268)
Net (loss) income	(240,580)	373,939
Foreign currency translation differences	23,662	(3,256)
Total comprehensive (loss) income for the years	$ (216,918)	$ 370,683
Basic and diluted (loss) earnings per ordinary share	$ (0.00)	$ 0
Weighted average number of shares outstanding-Basic and diluted	302,734,900	302,734,900